Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 02, 2016
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	May 02, 2016
Document Effective Date	May 02, 2016
Prospectus Date	Feb. 28, 2016
Huber Capital Mid Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	HUMDX
Huber Capital Mid Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	HUMEX